Intangible Assets - Estimated Amortization Expense (Details) $ in Millions	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 435
2027	366
2028	302
2029	235
2030	$ 172